Incorporated herein by reference is a supplement to the prospectus of MFS Limited Maturity Fund, a series of MFS Series Trust IX (File No. 002-50409), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 31, 2020 (SEC Accession No. 0000912938-20-000362).

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